Average Annual Total Returns - Calvert Floating-Rate Advantage Fund	S&P®/LSTA Leveraged Loan Index One Year	S&P®/LSTA Leveraged Loan Index Life of Fund	Class A One Year	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Life of Fund	Class R6 One Year	Class R6 Life of Fund
Total	3.12%	4.01%	(3.32%)	1.27%	Oct. 10, 2017	(4.91%)	(0.45%)	(2.01%)	0.12%	0.57%	2.69%	0.57%	2.68%